Operating Leases (Details) - Schedule of Lease Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Costs [Line Items]
Total	$ 562	$ 690
Related Party [Member]
Schedule of Lease Costs [Line Items]
Operating lease right-of-use assets (related party)	464	577
Operating lease liability, current portion (related party)	158	125
Operating lease liabilities, net of current portion (related party)	$ 404	$ 565